Operating Segments (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Segment Revenues and Results

Segment revenues and results

	Revenue			Net profit/(loss)
	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$	US$	US$	US$

Business strategy consultancy	14,654,120	14,824,502	10,486,348	4,773,738	4,553,799	(8,681,919)
Technology development, solutions and consultancy	4,472,559	11,412,582	12,935,361	2,161,264	2,594,593	(15,037,186)
Interest income	413,354	1,214,842	2,285,415	225,855	553,014	(1,655,166)
Others	244,715	372,965	380,298	73,039	16,707	(275,723)
Total	19,784,748	27,824,891	26,087,422	7,233,896	7,718,113	(25,649,994)
Other gains and losses				(112,831)	94,902	(3,356,440)
Interest income				1,596	4,140	4,908
Finance cost				(20,175)	(131,912)	(619,994)
Profit before income tax				7,102,486	7,685,243	(29,621,520)
Income tax benefit/(expense)				135,031	(108,416)	(638,107)
Profit for the year				7,237,517	7,576,827	(30,259,627)

Schedule of Segment Assets

Segment assets

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Business strategy consultancy	12,315,497	34,052,672	-
Technology development, solutions and consultancy	3,376,588	26,215,311	115,942,779
Interest income	8,281,815	2,790,556	-
Investments and others	1,748,462	28,501,201	961,483
	25,722,362	91,559,740	116,904,262
Unallocated assets		-	-
Consolidated total assets	25,722,362	91,559,740	116,904,262